Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	3 Months Ended
Jan. 31, 2026 $ / shares
Base Forecast [Member] | Average Q3 2025 - Q2 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.03%
U.S. 10-year BBB spread	1.42%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Base Forecast [Member] | Average Q3 2025 - Q2 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	1.30%
Home prices	4.10%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Average Q3 2025 - Q2 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.20%
Real GDP	2.20%
Home prices	1.60%
Central bank policy interest rate	3.44%
Base Forecast [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.00%
U.S. 10-year BBB spread	1.60%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Base Forecast [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	1.70%
Home prices	3.70%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	2.10%
Home prices	3.50%
Central bank policy interest rate	3.25%
Upside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.25%
U.S. 10-year BBB spread	1.29%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Upside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	1.40%
Home prices	4.20%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	2.30%
Home prices	2.20%
Central bank policy interest rate	3.63%
Upside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.23%
U.S. 10-year BBB spread	1.54%
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	1.90%
Home prices	3.90%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.30%
Home prices	4.10%
Central bank policy interest rate	3.50%
Downside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.58%
U.S. 10-year BBB spread	2.28%
Exchange rate (U.S. dollar/Canadian dollar)	0.68
Downside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.70%
Real GDP	(0.80%)
Home prices	(4.80%)
Central bank policy interest rate	1.13%
Downside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	(0.30%)
Home prices	(6.40%)
Central bank policy interest rate	2.06%
Downside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.58%
U.S. 10-year BBB spread	1.90%
Exchange rate (U.S. dollar/Canadian dollar)	0.70
Downside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	2.10%
Home prices	3.30%
Central bank policy interest rate	1.42%
Downside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.50%
Home prices	4.10%
Central bank policy interest rate	2.30%